Financial Risk Management (Financial Risk Factors, Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	¥ 497,249	¥ 606,157
Credit facilities with several PRC financial institutions	18,716,320
Unused facilities	16,961,535
Cash and cash equivalents	8,741,893	7,504,266	¥ 5,440,623	¥ 1,077,430
Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unused facilities	¥ 3,710,000
Foreign exchange risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Description of change in foreign exchange risk/interest rate risk with all other variables held constant	If the foreign currencies had weakened/strengthened by 5% against RMB with all other variables held constant
Description of change in net profit	As at 31 December 2018, the Group's net profit for the year would have been RMB 30,713 thousands increased/decreased before considering the impact of forward and option contracts as a result of foreign exchange gains/losses on translation of foreign currencies denominated trade payables and borrowings (31 December 2017: RMB 25,101 thousands).
Foreign currencies weakened/strengthened rate against RMB	5.00%
Estimated change in net profit due to sensitivity analysis	¥ 30,713	25,101
Foreign exchange risk [member] | US dollar foreign exchange options [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maturity period of foreign exchange option contracts entered	6 months
Nominal amount	¥ 571,476
Foreign exchange risk [member] | US dollar forward foreign exchange contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount	¥ 313,229
Cash flow and fair value interest rate risk [member] | Floating interest rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Description of change in foreign exchange risk/interest rate risk with all other variables held constant	If interest rates on the floating rate borrowings had risen/fallen by 50 basis points while all other variables had been held constant
Description of change in net profit	As at 31 December 2018, the Group's net profit would have decreased/increased by approximately RMB 1,865 thousands (31 December 2017: RMB 2,273 thousands), mainly as a result of higher/lower interest expense on floating rate borrowings.
Estimated change in net profit due to sensitivity analysis	¥ 1,865	2,273
Borrowings	¥ 497,249	¥ 606,157
Short-term borrowings, percentage of total borrowing balance	100.00%	100.00%
Interest rates on the floating rate borrowings risen/fallen basis points	0.50%
Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit facilities with several PRC financial institutions	¥ 18,716,320
Unused facilities	16,961,535
Cash and cash equivalents	8,741,893	¥ 7,504,266
Trade receivables (including trade receivables with related parties and those carried at FVOCI)	3,181,196
Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unused facilities	¥ 3,710,000